Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

The gross carrying amount and accumulated amortization relating to intangible assets, excluding goodwill, are as follows and reflect the removal of fully amortized intangible assets in the period fully amortized.

	December 31,
	2024		2023
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Customer relationships	$839	$(292)	$397	$(261)
Trade names and trademarks	252	(37)	30	(25)
Developed technology	170	(7)	—	—
Software assets	424	(235)	293	(216)
Land use rights	3	—	—	—
Total	$1,688	$(571)	$720	$(502)

Schedule of Future Amortization Expense

Estimated other intangible asset amortization expense for the succeeding five years is as follows:

Year ending December 31, 2025	$138
Year ending December 31, 2026	131
Year ending December 31, 2027	120
Year ending December 31, 2028	109
Year ending December 31, 2029	96